Shareholder Report	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000249322
Shareholder Report [Line Items]
Fund Name	Stratified LargeCap Hedged ETF
Trading Symbol	SHUS
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-972-4492
Additional Information Website	https://stratifiedfunds.com/investor-materials/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Hedged ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Stratified LargeCap Hedged ETF (ticker: SHUS) seeks to obtain capital growth by investing in a portfolio of equity securities that follows the Syntax Stratified LargeCap Index while also employing risk management strategies to limit downside risk and generate additional returns. As of December 31, 2024, the Fund returned 4.93% at net asset value ("NAV") while the Syntax Stratified LargeCap Index (with no hedge) returned 13.69% compared to the Equal Weight S&P 500 Index of 13.01% and the S&P 500 Index return of 25.02%.

The primary detractor to the Fund's performance compared the S&P 500 Index was the index's underweight positions to certain technology sectors that outperformed dramatically. Specifically, the “Magnificent Seven” stocks (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla), all technology companies, contributed more than half of the S&P 500 Index’s growth in 2024 because of their combined weighting of 30.6% in the S&P 500 Index. An additional contributor to underperformance is the cost of the options used to implement the Fund's hedging strategy. The Fund is expected to underperform the broad market index in strong up markets but should have lower volatility in declining markets.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	Stratified LargeCap Hedged ETF - NAV	S&P 500® Index
06/15/21	$10,000	$10,000
12/31/21	$10,354	$11,305
12/31/22	$9,989	$9,258
12/31/23	$10,602	$11,691
12/31/24	$11,125	$14,617

Average Annual Return [Table Text Block]
	1 Year	Since Inception (June 15, 2021)
Stratified LargeCap Hedged ETF - NAV	4.93%	3.05%
S&P 500® Index	25.02%	11.30%

Performance Inception Date		Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 27,563,668	$ 27,563,668
Holdings Count | Holding	505	505
Advisory Fees Paid, Amount	$ 162,799
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,563,668
Number of Portfolio Holdings	505
Total Advisory Fee Paid	$162,799
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Index Option	0.4%
Materials	2.8%
Real Estate	3.3%
Utilities	6.3%
Energy	6.5%
Communications	7.4%
Financials	9.7%
Industrials	9.7%
Health Care	11.5%
Consumer Discretionary	13.2%
Consumer Staples	13.5%
Technology	15.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Kroger Company (The)	0.8%
Ross Stores, Inc.	0.8%
Exxon Mobil Corporation	0.8%
TJX Companies, Inc. (The)	0.8%
Walmart, Inc.	0.8%
Sysco Corporation	0.8%
Chevron Corporation	0.8%
Costco Wholesale Corporation	0.7%
Discover Financial Services	0.7%
Capital One Financial Corporation	0.7%

C000249323
Shareholder Report [Line Items]
Fund Name	Stratified LargeCap Index ETF
Trading Symbol	SSPY
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-972-4492
Additional Information Website	https://stratifiedfunds.com/investor-materials/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Index ETF	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Stratified LargeCap Index ETF (ticker: SSPY) seeks to provide investment results that, before expenses, track the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index (the "Index"). As of December 31, 2024, the Fund returned 13.14% at net asset value ("NAV") while the Index returned 13.69% compared to the Equal Weight S&P 500 Index of 13.01% and the S&P 500 Index return of 25.02%.

The primary detractor to the Fund's performance compared to the S&P 500 Index was the index's underweight positions to certain technology sectors that outperformed dramatically. Specifically, the “Magnificent Seven” stocks (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla), all technology companies, contributed more than half of the S&P 500 Index's growth in 2024 because of their combined weighting of 30.6% in the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
	Stratified LargeCap Index ETF - NAV	S&P 500® Index
01/01/15	$10,000	$10,000
12/31/15	$9,855	$10,138
12/31/16	$11,246	$11,351
12/31/17	$13,462	$13,829
12/31/18	$12,578	$13,223
12/31/19	$16,216	$17,386
12/31/20	$18,194	$20,585
12/31/21	$23,424	$26,494
12/31/22	$21,311	$21,696
12/31/23	$24,223	$27,399
12/31/24	$27,408	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (January 1, 2015)
Stratified LargeCap Index ETF - NAV	13.14%	11.07%	10.61%
S&P 500® Index	25.02%	14.53%	13.11%

Performance Inception Date		Jan. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,361,332	$ 86,361,332
Holdings Count | Holding	505	505
Advisory Fees Paid, Amount	$ 301,392
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$86,361,332
Number of Portfolio Holdings	505
Total Advisory Fee Paid	$301,392
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	2.9%
Real Estate	3.3%
Utilities	6.3%
Energy	6.6%
Communications	7.5%
Financials	9.8%
Industrials	9.8%
Health Care	11.6%
Consumer Discretionary	13.3%
Consumer Staples	13.6%
Technology	15.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Ross Stores, Inc.	0.8%
Kroger Company (The)	0.8%
Exxon Mobil Corporation	0.8%
TJX Companies, Inc. (The)	0.8%
Walmart, Inc.	0.8%
Sysco Corporation	0.8%
Chevron Corporation	0.8%
Costco Wholesale Corporation	0.7%
Discover Financial Services	0.7%
Capital One Financial Corporation	0.7%

Material Fund Change [Text Block]

Material Fund Changes

Stratified LargeCap Index ETF is the successor to the Syntax Stratified LargeCap ETF, a series of Syntax ETF Trust, pursuant to a reorganization that took place after the close of business on September 27, 2024.